UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended     June 30, 2000

                (Please read instructions before preparing form.)

If amended report check here:o

Stanley Knowlton
Name of Institutional Investment Manager

Knowlton Brothers, Inc. 530 Fifth Avenue    New York,         NY          10036
Business Address           (Street)          (City)         (State)       (Zip)

Stanley Knowlton   212/764-3602
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 3rd day of August, 2000.


                                       Stanley Knowlton
                                      (Name of Institutional Investment Manager)

                                      /s/ Stanley Knowlton
                                      -----------------------------------------
                                      (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                            13F File No.:         Name        13F File No.:
-----                            -------------         ----        -------------

1.Knowlton Brothers, Inc.         28-5340
2.Knowlton, Christopher           28-5342
3.Knowlton, Winthrop              28-5344
4.Lee, Dwight                     28-2649
5.


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
                                                                                   Investment Discretion            Voting Authority

                                                                                           Shared
Issuer                        Class      CUSIP           Value        Position     Sole   Instr.V   Shared  Managers   Sole Shared
===========================   =====    =========      ============    ========    ======  =======   ======  ========   ==== ======
AES Corp.                      COM     00130H105      6,263,673.75     137,286                        X     1, 2, 3           X
AES Corp.                      COM     00130H105      1,441,750.00      31,600                        X     1, 2, 3, 4        X
Altera Corp.                   COM      21441100      1,233,443.75      12,100                        X     1, 2, 3, 4        X
Alza                           COM     022615108      2,539,300.50      42,948                        X     1, 2, 3           X
AT&T Liberty Media             COM       1957208      1,653,850.00      68,200                        X     1, 2, 3, 4        X
At Home                        COM     045919107      1,409,236.25      67,915                        X     1, 2, 3           X
At Home                        COM     045919107        742,850.00      35,800                        X     1, 2, 3, 4        X
Avant!                         COM      53487104      2,201,245.00     117,500                        X     1, 2, 3           X
Biosite Diagnostic             COM      90945106      1,888,950.00      39,200                        X     1, 2, 3, 4        X
Cognex Corp.                   COM     192422103      5,933,034.00     114,648                        X     1, 2, 3           X
Cognex Corp.                   COM     192422103      1,687,050.00      32,600                        X     1, 2, 3, 4        X
Career Builder                 COM     141684100         59,608.44      17,995                        X     1, 2, 3           X
Dendrite                       COM     248239105      5,343,325.00     160,400                        X     1, 2, 3           X
Donaldson Lufkin & Jenrette    COM     257661108      1,879,981.25      44,300                        X     1, 2, 3           X
EMC                            COM     268648102        907,862.50      11,800                        X     1, 2, 3, 4        X
Eclipsys                       COM     278856109      3,720,975.00     496,130                        X     1, 2, 3           X
Eclipsys                       COM     278856109        769,500.00     102,600                        X     1, 2, 3, 4        X
E Trade Group                  COM     269246104        874,500.00      53,000                        x     1, 2, 3           X
Gensyme Corp Gen Div           COM     372917104      2,196,215.63      36,950                        X     1, 2, 3           X
Gensyme Corp Gen Div           COM     372917104      1,087,706.25      18,300                        X     1, 2, 3, 4        X
Hollis Eden                    COM     435902101      2,497,989.38     211,470                        X     1, 2, 3           X
Hollis Eden                    COM     435902101        753,637.50      63,800                        X     1, 2, 3, 4        X
HNC Software                   COM     40425P107      6,570,200.00     106,400                        X     1, 2, 3           X
HNC Software                   COM     40425P107      1,327,625.00      21,500                        X     1, 2, 3, 4        X
Hot Jobs.com                   COM     441474103        363,268.75      26,300                        x     1, 2, 3           X
Idexx Laboratories Corp.       COM     45168D104      7,232,388.75     316,170                        X     1, 2, 3           X
Idexx Laboratories Corp.       COM     45168D104      1,688,175.00      73,800                        X     1, 2, 3, 4        X
Impath                         COM     45255G101     10,046,557.50     185,190                        X     1, 2, 3           X
Information Architects         COM     45669R107        709,706.25     102,300                        X     1, 2, 3, 4        X
Integral Systems               COM     45810H107      1,139,000.00      68,000                        X     1, 2, 3           X
ISG International Software     COM     M5733B104        656,775.00      55,600                        X     1, 2, 3, 4        X
Jabil Circuit                  COM     466313103      2,461,400.00      49,600                        X     1, 2, 3, 4        X
Legato Systems                 COM     524651106        334,262.50      22,100                        X     1, 2, 3           X
Lifeminders.com                COM    53220Q105         755,617.50      25,560                        X     1, 2, 3           X
Lifeminders.com                COM    53220Q105         783,406.25      26,500                        X     1, 2, 3, 4        X
Luminex                        COM    55027E102         645,187.50      15,500                        X     1, 2, 3           X
Luminex                        COM    55027E102         749,250.00      18,000                        X     1, 2, 3, 4        X
Maxim Pharmaceutical           COM     57772M107      2,132,062.50      41,500                        X     1, 2, 3, 4        X
Maxwell Shoe                   COM     577766108        640,887.50      64,900                        X     1, 2, 3           X
Mercury Interactive Corp.      COM     589405109      1,257,750.00      13,000                        X     1, 2, 3, 4        X
Micron Technology              COM     595112103      1,761,250.00      20,000                        X     1, 2, 3, 4        X
MRV Communications Inc.        COM     553477100      6,052,500.00      90,000                        X     1, 2, 3, 4        X
Napro Biotherapeutics Inc.     COM     630795102        885,434.38     119,050                        X     1, 2, 3           X
NTL Incorporated Comm          COM     629407107        308,715.50       5,156                        X     1, 2, 3           X
NTL Incorporated Comm          COM     629407107      1,699,312.38      28,381                        X     1, 2, 3, 4        X
Network Associates             COM     640938106      5,862,233.88     287,717                        X     1, 2, 3           X
Network Associates             COM     640938106      1,734,931.25      85,150                        X     1, 2, 3, 4        X
Oak Technology                 COM     671802106      4,991,891.25     231,508                        X     1, 2, 3           X
Oracle Corp.                   COM     68389X105        529,593.75       6,300                        X     1, 2, 3, 4        X
Parametric Technology Corp.    COM     699173100      6,922,091.00     629,281                        X     1, 2, 3           X
Parametric Technology Corp.    COM     699173100      1,745,700.00     158,700                        X     1, 2, 3, 4        X
Phillips Van Heusen            COM     718592108        472,150.00      49,700                        X     1, 2, 3           X
Pinnacle Systems Inc.          COM     723481107     10,203,014.36     453,790                        X     1, 2, 3           X
Prepaid Legal Services         COM     740065107      5,810,687.50     194,500                        X     1, 2, 3           X
Prepaid Legal Services         COM     740065107      1,195,000.00      40,000                        X     1, 2, 3, 4        X
QRS                            COM     74726X105      4,249,312.50     173,000                        X     1, 2, 3           X
Jabil Circuit                  COM     466313103      2,461,400.00      49,600                        X     1, 2, 3, 4        X
Remedy                         COM     759548100      3,356,150.00      60,200                        X     1, 2, 3           X
Synopsis Inc.                  COM     871607107      7,389,116.88     213,790                        X     1, 2, 3           X
Synopsis Inc.                  COM     871607107      1,278,812.50      37,000                        X     1, 2, 3, 4        X
Verisign                       COM     92343E102      7,707,578.50      43,669                        X     1, 2, 3           X
Verisign                       COM     92343E102      3,813,635.50      21,607                        X     1, 2, 3, 4        X
Wiley, John & Sons             COM     968223206      2,974,500.00     132,200                        X     1, 2, 3           X
Wind River Systems             COM     973149107      1,565,828.25      41,342                        X     1, 2, 3, 4        X
Winstar Communications         COM     975515107      1,177,495.00      34,760                        X     1, 2, 3           X
Winstar Communications         COM     975515107      1,275,393.75      37,650                        X     1, 2, 3, 4        X
Xilinx Inc.                    COM     983919101      1,370,537.50      16,600                        X     1, 2, 3, 4        X
TOTAL                                               172,912,069.83